UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:             Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

March 31, 2008 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-99.11%
Argentina-2.96%
Commercial Banks-0.29%
Banco Patagonia SA, BDR†	55,800	$912,395

Electric Utilities-0.71%
Pampa Holding SA	3,002,825	2,285,609

Energy Equipment & Services-1.70%
Tenaris S.A., ADR	109,200	5,443,620

Thrifts & Mortgage Finance-0.26%
Banco Hipotecario S.A., ADR†	157,700	836,756

Total Argentina (Cost $8,030,014)		9,478,380

Brazil-63.02%
Air Freight & Logistics-0.47%
Log-in Logistica Intermodal SA†	289,663	1,490,973

Airlines-0.92%
Tam S.A., PN	152,000	2,938,290

Beverages-1.54%
Companhia de Bebidas das Americas, ADR	11,200	732,480
Companhia de Bebidas das Americas, ADR, PN	55,512	4,193,932
		4,926,412
Capital Markets-0.25%
Clean Energy Brazil PLC†	477,912	769,379
Clean Energy Brazil PLC, warrants, strike price 100 GBP, expiring 12/18/11†	126,750	26,451
		795,830
Commercial Banks-8.44%
Banco Bradesco S.A., PN	258,740	7,221,339
Banco Industrial e Comercial SA, PN†	334,593	1,588,288
Banco Itaú Holding Financeira S.A., PN	227,520	5,206,220
Banco Panamericano SA, PN†	615,200	2,726,794
Investimentos Itaú S.A., PN	858,197	5,055,436
União de Bancos Brasileiros S.A., GDR	44,700	5,213,808
		27,011,885
Computers & Peripherals-0.40%
Positivo Informatica SA	103,600	1,265,004

Diversified Financial Services-1.53%
Bradespar S.A., PN	180,800	4,896,128

Diversified Telecommunication-3.87%
Brasil Telecom Participações S.A.	61,316	1,730,595
Brasil Telecom Participações S.A., ADR	14,100	922,986
GVT Holding SA†	131,500	2,489,362
Telecomunicações de São Paulo S.A., PN	65,600	1,669,545
Tele Norte Leste Participações S.A., ON	160,323	5,555,602
		12,368,090

Electric Utilities-2.44%
Centrais Elétricas Brasileiras S.A., PNB	98,271	1,416,316
Companhia Energética de Minas Gerais, ADR	159,600	2,879,184
EDP - Energias do Brasil S.A.	87,851	1,316,383
Terna Participações S.A.	131,118	2,176,176
		7,788,059
Food Products-2.16%
Cosan S.A. Industria e Comercio	170,013	2,528,074
Marfrig Frigorificos e Comercio de Alimentos SA†	93,000	952,073
Perdigao S.A.	95,684	2,199,884
Sao Martinho SA	82,400	1,225,750
		6,905,781
Health Care Providers & Services-0.63%
Diagnosticos da America S.A.	101,134	2,018,631

Household Durables-0.34%
Springs Global Participacoes SA†	121,000	1,072,634

Independent Power Producers & Energy Traders-0.47%
Tractebel Energia S.A.	117,052	1,505,576

Insurance-0.90%
Sul America SA†	197,000	2,861,767

Internet & Catalog Retail-0.68%
B2W Compania Global do Varejo	64,600	2,179,811

IT Services-0.31%
Redecard SA	59,800	998,320

Machinery-0.87%
Metalfrio Solutions SA†	124,620	1,567,995
Weg S.A.	109,499	1,227,441
		2,795,436
Media-0.65%
Net Servicos de Comunicacao SA, PN†	193,503	2,075,025

Metals & Mining-11.95%
Companhia Vale do Rio Doce, ADR, PNA	1,083,800	31,592,770
Gerdau S.A., PN	57,456	1,777,735
Usinas Siderúrgicas de Minas Gerais S.A.	17,499	1,028,923
Usinas Siderúrgicas de Minas Gerais S.A., PNA	67,950	3,824,009
		38,223,437
Multiline Retail-0.87%
Lojas Americanas S.A., PN	191,124	1,426,462
Lojas Renner S.A.	71,300	1,349,745
		2,776,207
Oil, Gas & Consumable Fuels-16.67%
Petróleo Brasileiro S.A., ADR	629,600	53,320,824

Paper & Forest Products-0.50%
Aracruz Celulose S.A., ADR	23,400	1,597,284

Personal Products-0.19%
Natura Cosmeticos S.A.	59,037	604,382

Real Estate Management & Development-2.82%
General Shopping Brasil SA†	317,000	2,427,584
Klabin Segall S.A.	133,231	678,156
MRV Engenharia e Participacoes†	34,773	620,485
Multiplan Empreendimentos Imobiliarios SA†	176,800	1,941,413
PDG Realty SA Empreendimentos e Particpações	206,498	2,432,862
Trisul S.A.†	200,000	925,365
		9,025,865
Road & Rail-1.98%
All America Latina Logistica	237,400	2,403,191
Localiza Rent a Car SA	229,100	2,189,454
Tegma Gestao Logistica SA	173,280	1,729,331
		6,321,976
Textiles, Apparel & Luxury Goods-0.29%
Companhia de Tecidos Norte de Minas S.A., PN	192,000	944,352

Transportation Infrastructure-0.88%
Obrascon Huarte Lain Brasil S.A.	161,000	1,731,084
Wilson Sons Ltd., BDR†	95,900	1,091,456
		2,822,540

Total Brazil (Cost $97,922,555)		201,530,519

Chile-5.07%
Beverages-0.39%
Embotelladora Andina S.A., PNA	83,446	258,829
Viña Concha y Toro S.A.	540,000	1,001,259
		1,260,088
Commercial Banks-0.43%
Banco Santander Chile S.A.	28,113,969	1,384,300

Diversified Telecommunication-0.22%
Empresa Nacional de Telecomunicaciones S.A.	40,000	710,541

Electric Utilities-0.42%
Enersis S.A.	3,780,000	1,336,953

Food & Staples Retailing-0.37%
Cencosud S.A.	280,000	1,198,709

Independent Power Producers & Energy Traders-0.95%
Empresa Nacional de Electricidad S.A.	1,249,910	2,025,721
Gener S.A.	2,334,905	1,015,525
		3,041,246
Industrial Conglomerates-0.83%
Antarchile S.A.	33,025	819,861
Empresas Copec S.A.	98,000	1,828,294
		2,648,155
Multiline Retail-0.19%
S.A.C.I. Falabella, S.A.	110,350	597,408

Paper & Forest Products-0.58%
Empresas CMPC S.A.	45,000	1,854,183

Water Utilities-0.69%
Inversiones Aguas Metropolitanas S.A., ADR††	84,144	2,198,245

Total Chile (Cost $8,923,402)		16,229,828

Colombia-4.10%
Commercial Banks-1.74%
Bancolombia S.A., PN	440,412	3,846,708
Bancolombia S.A., PN, ADR	14,200	503,532
Corporacion Financiera Colombiana	169,417	1,200,444
		5,550,684
Diversified Financial Services-1.10%
Suramericana de Inversiones S.A.	428,416	3,536,125

Food & Staples Retailing-0.87%
Almacenes Exito S.A.	356,000	2,775,162

Metals & Mining-0.39%
Acerias Paz del Rio S.A.†	32,217,991	1,231,138

Total Colombia (Cost $10,926,604)		13,093,109

Latin America-0.19%
Venture Capital-0.19%
J.P. Morgan Latin America Capital Partners, L.P.†‡#
(Cost $863,416)	2,428,022	611,910

Mexico-22.75%
Beverages-2.51%
Fomento Economico Mexicano, S.A. de C.V., ADR	192,436	8,039,976

Commercial Banks-0.57%
Grupo Financiero Banorte S.A.B. de C.V.	418,200	1,807,419

Construction & Engineering-0.90%
Empresas ICA S.A.B. de C.V., ADR†	122,155	2,888,966

Construction Materials-3.21%
Cemex SAB de C.V., ADR†	392,306	10,247,033

Food & Staples Retailing-1.94%
Controladora Comercial Mexicana S.A. de C.V.	441,920	1,242,908
Wal-Mart de México, SAB de CV, Series V	861,257	3,661,711
Wal-Mart de México, SAB de CV, Series V, ADR	31,190	1,312,329
		6,216,948
Hotels, Restaurants & Leisure-0.26%
Alsea de México, S.A.B. de C.V.	700,400	843,768

Household Durables-1.68%
Consorcio ARA, S.A. de C.V.	812,600	825,810
Corporación GEO SAB de CV†	514,000	1,638,385
Urbi, Desarrollos Urbanos, S.A. de C.V.†	887,438	2,911,924
		5,376,119

Media-1.87%
Grupo Televisa S.A., ADR	179,000	4,338,960
Grupo Televisa S.A., CPO	2,100	10,139
Megacable Holdings SAB de CV†	614,050	1,641,251
		5,990,350
Metals & Mining-1.32%
Grupo Mexico SAB de C.V.	635,308	4,207,949

Transportation Infrastructure-0.97%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	61,394	1,369,086
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	38,121	1,715,445
		3,084,531
Wireless Telecommunication Services-7.52%
América Móvil SAB de C.V., Series L	5,650,955	17,959,554
América Móvil SAB de C.V., Series L, ADR	95,700	6,095,133
		24,054,687
Total Mexico (Cost $46,572,704)		72,757,746

Peru-0.33%
Commercial Banks-0.33%
Credicorp Limited (Cost $620,683)	14,900	1,068,926

Venezuela-0.57%
Commercial Banks-0.57%
Mercantil Servicios Financieros, C.A., ADR
(Cost $1,240,868)	36,358	1,811,719

Global-0.12%
Venture Capital-0.12%
Emerging Markets Ventures I L.P.†‡#
(Cost $843,254)	2,237,292	380,004

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $175,943,500)		316,962,141

	Principal
	Amount (000’s)	Value
SHORT-TERM INVESTMENTS-0.66%
Grand Cayman-0.66%
Wachovia N.A., overnight deposit,
1.45%, 4/1/08 (Cost $2,117,000)	$2,117	2,117,000

Total Investments-99.77% (Cost $178,060,500)		319,079,141

Cash and Other Assets in Excess of Liabilites - 0.23%		735,031

NET ASSETS-100.00%		$319,814,172

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡	Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
#	As of March 31, 2008, the aggregate amount of open commitments for the Fund is $888,672.
ADR	American Depositary Receipts.
BDR	Brazilian Depositary Receipts.

CPO	Ordinary Participation Certificates.
GBP	Great Britain Pound
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value at	Value Per	Percent of	Distributions	Open
Security	Shares	Date(s)	Cost	03/31/08	Share	Net Assets	Received	Commitments

Emerging Markets Ventures I L.P.	2,237,292	01/22/98-01/10/06	$843,254	$380,004	0.17	0.12	$2,438,852	$262,708

J.P. Morgan Latin America Capital Partners, L.P.	2,374,752	04/10/00-12/27/07	811,627	598,486	0.25	0.19
	53,270	03/20/08	51,789	13,424	0.25	0.00
	2,428,022		863,416	611,910		0.19	2,284,410	625,964

Total			$1,706,670	$991,914		0.31	$4,723,262	$888,672

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 –	quoted prices in active markets for identical investments
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in Securities	Other Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices	$315,970,227	$—
Level 2 - Other Significant Observable Inputs	2,117,000	—
Level 3 - Significant Unobservable Inputs	991,914	—
Total	$319,079,141	$—

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.31% of net assets.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$1,484,849	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(544,724)
Net purchases/sales	51,789	—
Net transfers in and/or out of Level 3	—	—
Balance as of 03/31/08	$991,914	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $178,060,500, $148,561,847, $(7,543,206) and $141,018,641, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008